United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 12/31/06


               Date of Reporting Period: Quarter ended 3/31/06
                                         ---------------------







Item 1.     Schedule of Investments


MARKET PLUS CORE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

        Principal
        Amount or
         Shares                                                                           Value

                             ADJUSTABLE RATE MORTGAGES--6.0%
                             Federal National Mortgage Association--6.0%
  $      121,832             Federal National Mortgage Association, 4.199%,
                             6/1/2035                                            $       122,866
         108,799             Federal National Mortgage Association, 4.978%,
                             4/1/2035                                                    109,191
         92,889              Federal National Mortgage Association, 4.435%,
                             2/1/2035                                                    92,232
                              TOTAL ADJUSTABLE RATE
                             MORTGAGES
                             (IDENTIFIED COST $323,492)                                  324,289

                             ASSET-BACKED SECURITIES--17.8%
                             Home Equity Loan--10.7%
         66,159              Asset Backed Funding Certificate 2005-OPT1 A1MZ,
                             5.309%, 7/25/2035                                           66,341
         100,000             Centex Home Equity 2005-D AV2, 5.088%, 10/25/2035           100,186
         42,807              Chase Funding Mortgage Loan As 2002-4 1A4, 4.21%,
                             3/25/2029                                                   42,426
         143,140             First Franklin Mortgage Loan Asset Backed
                             Certificates 2004-FFH4 2A2, 5.098%,1/25/2035                143,341
         72,422              GSAA Home Equity Trust 2005-15 1A2 1A2,
                             5.339%,1/25/2036                                            72,784
         75,000              GSAA Home Equity Trust 2005MTR1 A3,
                             5.269%,10/25/2035                                           75,149
         75,000              Popular ABS Mortgage Pass-Through Trust 2005-5
                             AV2B, 5.078%,11/25/2035                                     75,208
                             TOTAL                                                       575,435
                             Non-Agency Mortgage--5.5%
         106,097             Countrywide Home Loans 2003-J1 2003-J1 1A7, 5.75%,
                             3/25/2033                                                   105,887
         49,906              Harborview Mortgage Loan Trust 2006-1 2A1A,
                             5.150%, 3/19/2037                                           49,906
         94,825              Washington Mutual 2003-S4 1A3, 5.459%, 6/25/2018            94,870
         48,742              Washington Mutual 2005-AR17 A-1A1,
                             5.229%,12/25/2045                                           48,802
                             TOTAL                                                       299,465
                             Residential Mortgage Loan--1.6%
         85,684              GSAMP Trust 2005-SEA2 A1, 5.168%,1/25/2045                  85,758
                               TOTAL ASSET-BACKED
                             SECURITIES
                              (IDENTIFIED COST $960,215)                                 960,658

                             COLLATERALIZED MORTGAGE OBLIGATIONS--5.5%
                             Federal Home Loan Mortgage Corp.--5.5%
         129,417             Federal Home Loan Mortgage Corp. REMIC 2395 FT,
                             5.199%, 12/15/2031                                          129,852
         166,809             Federal Home Loan Mortgage Corp. REMIC 2628 F,
                             5.149%, 6/15/2032                                           167,094
                             TOTAL COLLATERALIZED MORTGAGE
                             OBLIGATIONS
                             (IDENTIFIED COST $297,373)                                  296,946

                             CORPORATE BONDS--26.4%
                             Communications - Telecom Wirelines--1.9%
         50,000              SBC Communications, Inc., 4.950%,11/14/2008                 50,016
         50,000              Telecom Italia Capital, Note, 5.160%, 2/1/2011              50,423
                             TOTAL                                                       100,439
                             Consumer Cyclical - Automotive--5.4%
         50,000              DaimlerChrysler North Am, Floating Rate Note,
                             5.100%, 3/7/2007                                            50,049
         50,000              Ford Motor Credit Co., Floating Rate Note,
                             6.170%,1/15/2010                                            45,285
         150,000             Ford Motor Credit Co., Note, 6.500%,1/25/2007               149,455
         50,000              General Motors Acceptance, 7.020%,12/1/2014                 45,616
                             TOTAL                                                       290,405
                             Consumer Non-Cyclical Supermarkets--1.0%
         50,000              Kroger Co., 7.625%, 9/15/2006                               50,458
                             Energy - Independent--0.9%
         50,000              Devon Energy Corp., Sr. Note, 2.75%, 8/1/2006               49,598
                             Financial Institution - Banking--12.6%
         150,000             Chase Capital II, Company Guarantee, 5.180%,
                             2/1/2027                                                    142,488
         50,000              Household Finance Corp., Floating Rate Note,
                             5.030%,11/16/2009                                           50,240
         150,000             Nationsbank Capital Trust, Bond, 5.150%,1/15/2027           144,988
         150,000             Wachovia Capital Trust II, Company Guarantee,
                             5.100%,1/15/2027                                            144,611
         50,000              Washington Mutual Bank, Sr. Note, 5.250%,1/15/2015          50,152
         150,000             Wells Fargo Capital II, Company Guarantee,
                             5.160%,1/30/2027                                            145,830
                             TOTAL                                                       678,309
                             Financial Institution - Brokerage--2.8%
         50,000              Goldman Sachs Group, Inc., Floating Rate Note,
                             5.560%, 9/29/2014                                           50,391
         50,000              Merrill Lynch & Co., Inc., Floating Rate Note,
                             4.944%, 7/21/2009                                           50,152
         50,000              Morgan Stanley Group, In, 4.850%,1/18/2011                  50,063
                             TOTAL                                                       150,606
                             Financial Institution - REITs--0.9%
         50,000              Duke Realty Corp., Floating Rate Note,
                             5.195%,12/22/2006                                           50,011
                                Technology--0.9%
         50,000      (1)     Oracle Corp., Floating Rate Note, 4.810%,1/13/2009          50,027
                              TOTAL CORPORATE BONDS

                             (IDENTIFIED COST $1,420,977)                               1,419,853

                              U.S. TREASURY--11.3%
                             Treasury Securities--11.3%
         55,222              U.S. Treasury Inflation Protected Note, Series
                             A-2008, 3.625%,1/15/2008                                    56,738
         550,000    (2,3)    U.S. Treasury Bill, 4.380%, 4/6/2006                        549,801
                             TOTAL U.S. TREASURY (IDENTIFIED COST $607,299)              606,539

                                MUTUAL FUND--3.0%
         23,838      (4)     High Yield Bond Portfolio (IDENTIFIED COST
                             $159,498)                                                   160,906

                             REPURCHASE AGREEMENTS--29.7%
  $     1,000,000            Interest in $1,550,000,000 joint repurchase
                             agreement 4.830%, dated 3/31/2006 under which
                             Goldman Sachs & Co. will repurchase U.S.
                             Government Agency securities with various
                             maturities to 3/1/2036 for $1,550,623,875 on
                             4/3/2006. The market value of the underlying
                             securities at the end of the period was
                             $1,588,086,853.                                            1,000,000
         599,000             Interest in $2,500,000,000 joint repurchase
                             agreement 4.830%, dated 3/31/2006 under which UBS
                             Securities LLC will repurchase U.S. Government
                             Agency securities with various maturities to
                             3/25/2036 for $2,501,006,250 on 4/3/2006. The
                             market value of the underlying securities at the
                             end of the period was $2,560,315,050.                       599,000
                             TOTAL REPURCHASE AGREEMENTS

                             (AT COST)                                                  1,599,000
                               TOTAL INVESTMENTS - 99.7%
                              (IDENTIFIED COST $5,367,854)(5)                           5,368,191
                             OTHER ASSETS AND LIABILITIES - NET - 0.3%                   14,428
                             TOTAL NET ASSETS - 100%                             $      5,382,619

==============================================================================

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, this security amounted $50,027 which represents 0.9% of total net assets.
     2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
     3 Discount rate at time of purchase.
     4 Affiliated company.
     5 The cost of investments for federal tax purposes amounts to $5,367,854.
       The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts and swap contracts was $337. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,446 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,109.


At March 31, 2006, the Fund had the following open swap contract:
                                                Notional          Unrealized
Description                       Expiration    Principal         Appreciation
                                                Amount

S&P  500  Total   Return   Swap    10/4/2006    $4,791,801        $49,517
(Receive   Total   Return   S&P
500/Pay 3-month LIBOR+ 0.15%)

At March 31, 2006, the Fund had the following outstanding futures contracts:
                            Number of      Notional  Expiration     Unrealized
Description                 Contracts      Value     Date           Appreciation

(6)S&P 500 Index Futures        1         $325,825   June 2006       $1,663

(6)S&P Mini 500 Index           4         $260,650   June 2006        $778
Futures

    6  Non-income producing security


Note:
     The categories of investments are shown as a percentage of total net assets at March 31, 2006.


The following acronyms are used throughout this portfolio:

REITs       --Real Estate Investment Trusts
REMIC       --Real Estate Mortgage Investment Conduit


Investment Valuation
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. If prices are not available from an independent pricing service, securities and derivative contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        May 22, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        May 22, 2006